Loans, financing, debentures and derivative financial instruments - Summary of Transaction Costs (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debentures [member]
Disclosure of detailed information about borrowings [line items]
Transaction costs, beginning	R$ 68,168	R$ 54,490	R$ 28,348
Incurred costs	23,569	30,420	40,953
Payments	(17,337)	(16,742)	(14,811)
Reclassification to liabilities held for sale			0
Transaction costs, ending	74,400	68,168	54,490
Notes in the foreign market [member]
Disclosure of detailed information about borrowings [line items]
Transaction costs, beginning	12,405	28,018	37,112
Incurred costs	0	0	0
Payments	(2,289)	(15,613)	(4,890)
Reclassification to liabilities held for sale			(4,204)
Transaction costs, ending	10,116	12,405	28,018
Banco do Brasil [member]
Disclosure of detailed information about borrowings [line items]
Transaction costs, beginning	0	76	332
Incurred costs	0	0	0
Payments	0	(76)	(256)
Reclassification to liabilities held for sale			0
Transaction costs, ending	0	0	76
Promissory notes [Member]
Disclosure of detailed information about borrowings [line items]
Transaction costs, beginning	0	0	1,318
Incurred costs	0	0	0
Payments	0	0	(1,318)
Reclassification to liabilities held for sale			0
Transaction costs, ending	R$ 0	R$ 0	R$ 0